Share capital and reserves - Ordinary shares (Details) - GBP (£)		6 Months Ended
	Jan. 24, 2025	Jun. 30, 2025
Share capital and reserves
Proceeds received		£ 44,214,000
Ordinary Share
Share capital and reserves
Number of shares issued		15,135,206
Share capital
Share capital and reserves
Number of shares issued		15,135,206
Premium arising		£ 12,066
Share premium
Share capital and reserves
Premium arising		£ 44,077,000
2021 Incentive Plan | Share capital
Share capital and reserves
Number of shares issued		129,022
Premium arising		£ 89
EMI Scheme
Share capital and reserves
Proceeds received		£ 11,000
EMI Scheme | Share capital
Share capital and reserves
Number of shares issued		6,184
Premium arising		£ 5
EMI Scheme | Share premium
Share capital and reserves
Premium arising		11,000
Underwritten public offering
Share capital and reserves
Number of shares issued	15,000,000
Proceeds received		£ 44,203,000
Underwritten public offering | Share capital
Share capital and reserves
Number of shares issued		15,000,000
Premium arising		£ 11,972
Underwritten public offering | Share premium
Share capital and reserves
Premium arising		£ 44,066,000